Short-term Loans	12 Months Ended
Dec. 31, 2024
Short-term Loans
Short-term Loans
15.	Short-term Loans

As of December 31, 2023 and 2024, the short-term loans balances represent short-term loan arrangements with financial institutions which were repayable within a maturity term ranging from one week to one year and charged at a fixed interest rates ranging 0.80% and 5.85% per annum. As of December 31, 2023 and 2024, the weighted average interest rate for the outstanding short-term loans was approximately 3.79% and 3.37%, respectively. The short-term loans are mainly denominated in RMB and US$.

The Group has entered into several uncommitted loan credit facility agreements provided by certain financial institutions. As of December 31, 2024, US$4.6 billion of such credit facilities has not been utilized.

The Group has also entered into several guarantee agreements in the aggregate amount of US$2.7 billion in respect of certain credit facilities taken by the Company and its subsidiaries. As at December 31, 2024, US$1.5 billion of such credit facilities had not been utilized.